Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments
Beginning of year	$ 3,860	$ 4,581
Additional investments	226	111
Equity in net income of affiliates	175	642	752
Dividends and Distributions received	(148)	(318)
Currency translation adjustments	0	61
Sale of America Movil Shares	(3,817)	(781)
Return of advances to and investments in YP Holdings	(4)	(301)	0
America Movil equity adjustments	0	(124)
Other adjustments	(46)	(11)
End of year	$ 250	$ 3,860	$ 4,581